BUSINESS COMBINATION	12 Months Ended
Mar. 31, 2018
BUSINESS COMBINATION
BUSINESS COMBINATION

2.BUSINESS COMBINATION

There were no business acquisitions during the year ended March 31, 2018.

EvD, Inc.

On July 31, 2015, the Company acquired all of the outstanding shares of EvD, Inc. (“EvD”, which conducts business as “Evolve Discovery”), pursuant to the terms of a stock purchase agreement (the “Agreement”), by and among UBIC, EvD and Andatha International, Inc. (“Andatha”), Evolve Discovery PA, LLC, (“EvD PA”), Evolve Discovery LA, LLC, (“EvD LA”), Evolve Discovery Portland, LLC, (“EvD PDX”), Evolve Discovery Seattle, LLC, (“EvD SEA”, and together with Andatha, EvD PA, EvD LA, and EvD PDX, the “Sellers”). EvD is an e-Discovery corporation, founded in 1997 that provides electronic discovery services, litigation consulting and project management to corporations and law firms.  This business combination was accounted for using the acquisition method. The Company has completed its initial measurements of the fair values of the assets acquired, including customer relationships, and liabilities assumed as of the acquisition date.

Under the terms of the Agreement, the Company acquired the shares for an aggregate cash consideration of ¥4,381,175 thousand, including the acquisition date fair value of the earn-out payment of ¥135,948 thousand, which the sellers were entitled to receive subject to the achievement of certain EBITDA targets of Evolve Discovery during the 2015 calendar year. In July 2016, the Company and the sellers reached an agreement on the final earn-out amount, and the payment in cash of ¥334,837 thousand was made to the sellers. The change in the earn-out liability from the acquisition date was included in selling, general and administrative expenses in the consolidated statement of operations for the year ended March 31, 2016. The liability related to the earn-out payment was recorded in accrued expenses in the consolidated balance sheet as of March 31, 2016 and paid in the year ended March 31, 2017. The Company also settled a promissory note of ¥361,511 thousand due in July 2016 and made other payments to the seller totaling ¥132,084.

The acquisition of TLS in the prior fiscal year and TLS’s promotion of the Company’s services have resulted in an extension of the Company’s market in the East Coast region of the U.S. The combination of the acquisitions of TLS and EvD, based in the West Coast region of the U.S., will increase the Company’s presence all over the U.S., and “Lit i View ®  ” will be able to reach a broader base of customers more quickly.  The Company has determined that the best approach to increase the Company’s market share in eDiscovery services in the U.S., where there is a trend of industry consolidation, was to acquire all of the outstanding shares of EvD. Goodwill is primarily attributable to the synergies expected to arise from this acquisition.

The Company allocated the fair value of the purchase consideration to assets acquired and liabilities assumed based on their fair value. The Company engaged an independent third-party appraisal firm to assist in determining the fair values of assets acquired and liabilities assumed. The excess of the fair value of the purchase consideration over the fair values of these identifiable assets and liabilities is recognized as goodwill.

Acquisition-related costs incurred and expensed during the year ended March 31, 2016 were ¥254,884 thousand and were recorded as a component of selling, general and administrative expenses on the consolidated statement of operations.

The following table summarizes the allocation of the purchase price based on the fair values of the assets acquired and liabilities assumed from EvD on July 31, 2015.

Thousands of Yen
Cash and cash equivalents	¥179,050
Trade accounts receivable	1,055,767
Prepaid expense	100,412
Other current assets	355,844
Other intangible assets	2,136,610
Other	135,598
Total assets acquired	3,963,281

Trade accounts payable	178,623
Deferred tax liabilities	878,767
Income tax payable	276,143
Other current liabilities	386,211
Other	25,306
Total liabilities assumed	1,745,050

Total identified net assets	2,218,231

Goodwill	2,162,944
Purchase price	¥4,381,175

Essential Discovery, Inc.

On November 4, 2016, the Company acquired the business of Essential Discovery, Inc. (“EDI”), which conducts e-Discovery business, particularly review services to AM Law 100 law firms and Fortune Global 250 companies in San Francisco, New York and Las Vegas. The Company acquired 100 percent of EDI’s member interests for cash consideration, and in addition to the cash consideration, the Company will pay an earn-out based on calendar year 2017 sales. This business combination was accounted for using the acquisition method.

The acquisition date fair value of the earn-out payment was ¥53,467 thousand, which the sellers are entitled to receive subject to the achievement of certain sales targets to former clients of the seller during the 2017 calendar year. The actual earn-out payment was ¥21,980 thousand based on the achievement of sales in the 2017 calendar year and was paid in April 2018. The change in fair value of the earn-out payment was recorded in the consolidated statements of operations for the year ended March 31, 2018.

The acquisition of EDI allows the Company to expand its presence by reaching a broader base of customers across the U.S. including AM Law 100 firms and Fortune Global 250 companies, leveraging the Company’s review teams, which are highly skilled and experienced attorneys. The Company determined that the best approach to increase the Company’s market share in eDiscovery services in the U.S., where there is a trend of industry consolidation, was to acquire the business of EDI. Goodwill is primarily attributable to the synergies expected to arise from this acquisition.

The Company allocated the fair value of the purchase consideration to assets acquired and liabilities assumed based on their fair value. The Company engaged an independent third-party appraisal firm to assist in determining the fair values of assets acquired and liabilities assumed. The excess of the fair value of the purchase consideration over the fair values of these identifiable assets and liabilities is recognized as goodwill. The goodwill is deductible for income tax purpose.

Acquisition-related costs incurred and expensed during the year ended March 31, 2017 were ¥16,415 thousand and were recorded as a component of selling, general and administrative expenses in the consolidated statement of operations.

The following table summarizes the allocation of the purchase price based on the fair values of the assets acquired and liabilities assumed from EDI on November 4, 2016.

Thousands of Yen
Trade accounts receivable	¥27,710
Property and equipment	951
Other intangible assets	10,198
Customer relationships	109,632
Total assets acquired	148,491

Trade accounts payable	20,485
Total liabilities assumed	20,485

Total identified net assets	128,006

Goodwill	127,449
Purchase price	¥255,455

Pro forma results of operations have not been presented because the effect of the acquisition was not material.